Inventory - Schedule of Inventory (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 2,700	$ 2,292	$ 2,993
Work in progress	2,586	578	647
Finished goods	235	372	1,177
Total inventory	$ 5,521	$ 3,242	$ 4,817